TAXES - Reconciliation (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Tax Amount Reconciliation
Income tax (benefit) at PRC statutory income tax rate	$ (1,248,207)	$ (561,106)
Impact of different tax rates in other jurisdictions	840,758	154,049
Effect of PRC preferential tax rate	259,890	235,934
Super deduction of qualified R&D expenditures	(8,597)	(8,581)
Effect of change in valuation allowance	50,437	196
Non-deductible items and others	7,062	95
Total income tax benefit	$ (98,657)	$ (179,413)
Qualified R&D Expenditures of PRC Deduction Percentage	100.00%